Prepayments - Schedule of Prepayments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023		Jan. 01, 2023	[1]
Schedule of Prepayments [Abstract]
Advance payments to suppliers	$ 188,962	$ 252,619
Insurance	1,562	84,674
Total prepayments	$ 190,524	$ 337,293	[1]	$ 766,691

[1]	Amounts have been represented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).